Note 10 - Long-term Debt - Financing Costs Included in Loan Balances (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Balance, at beginning of the period	$ 11,474
Additions	1,360
Amortization and write-off	(1,650)
Balance, at end of the period	11,184
Less: Current portion of financing costs	(3,696)
Financing costs, non-current portion	$ 7,488